Contents of Significant Accounts - Components of Other Comprehensive Income (Loss) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Statement of changes in equity [abstract]
Remeasurements of defined benefit pension plans , Arising during the period	$ (197,477)	$ (7,119)	$ (192,581)	$ 106,403
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	5,811,342	209,493	4,815,361	5,486,209
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss, Arising during the period	2,959,130	106,674	883,508	899,025
Exchange differences on translation of foreign operations, Arising during the period	(4,743,299)		(2,917,361)	(3,292,023)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Arising during the period	(24,018)		37,474	8,799
Total other comprehensive income (loss), Arising during the period	3,805,678		2,626,401	3,208,413
Exchange differences on translation of foreign operations, Reclassification adjustments during the period	2,283		(2,919)	14,085
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Reclassification adjustments during the period	(394)		22,843	6,594
Total other comprehensive income (loss), Reclassification adjustments during the period	1,889		19,924	20,679
Remeasurements of defined benefit pension plans, Before tax	(197,477)	(7,119)	(192,581)	106,403
nrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income, Before tax	5,811,342		4,815,361	5,486,209
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss, Before tax	2,959,130	106,674	883,508	899,025
Exchange differences on translation of foreign operations, Before tax	(4,741,016)	(170,909)	(2,920,280)	(3,277,938)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Before tax	(24,412)	(880)	60,317	15,393
Total other comprehensive income (loss), Before tax	3,807,567		2,646,325	3,229,092
Remeasurements of defined benefit pension plans, Income tax effect	39,495		38,516	(21,281)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income, Income tax effect	(360,061)		(134,887)	(394,695)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss, Income tax effect	(96,510)		(115,048)	(41,643)
Exchange differences on translation of foreign operations, Income tax effect	23,175		38,541	14,949
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Income tax effect	6,763		7,372	(8,843)
Total other comprehensive income (loss), Income tax effect	(387,138)		(165,506)	(451,513)
Remeasurements of defined benefit pension plans, Net of tax	(157,982)		(154,065)	85,122
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income, Net of tax	5,451,281		4,680,474	5,091,514
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss, Net of tax	2,862,620		768,460	857,382
Exchange differences on translation of foreign operations, Net of tax	(4,717,841)		(2,881,739)	(3,262,989)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Net of tax	(17,649)		67,689	6,550
Total other comprehensive income, net of tax	$ 3,420,429	$ 123,303	$ 2,480,819	$ 2,777,579